2. Property and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Property and equipment, gross	$ 170,177	$ 163,039	$ 158,994
Accumulated depreciation and amortization	40,834	35,536	17,914
Property and equipment, net	129,343	127,503	141,080
Furniture and Fixtures [Member]
Property and equipment, gross	$ 18,177	$ 11,039	6,994
Estimated service lives	2 to 5 years	2 to 5 years
Software Development [Member]
Property and equipment, gross	$ 152,000	$ 152,000	$ 152,000
Estimated service lives	10 years	10 years